Revenue - Unpriced contract modifications (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 500,374,000	$ 719,067,000
Variable consideration - unpriced contract modifications
Disaggregation of Revenue [Line Items]
Revenue	0	4,936,000
Uncollected consideration	$ 0	$ 5,312,000